SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Allowance for credit losses) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Allowance for credit losses, beginning balance	$ (255,215)	$ (122,190)
Current period provision	(262,928)	(266,000)
Write off charged against the allowance	118,143	132,975
Allowance for credit losses, ending balance	$ (400,000)	$ (255,215)